United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2017

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Funds Established 2002

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Municipal Income Fund
At May 31, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments
Pre-refunded	15.1%
Hospital	11.2%
Dedicated Tax	9.7%
Education	8.1%
Toll Road	6.8%
Industrial Development Bond/Pollution Control Revenue	5.6%
Senior Care	5.4%
Airport	5.2%
Public Power	4.9%
Tobacco	4.9%
Other[2]	23.1%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 76.9% of the Fund's investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments–
Federated Premier Municipal Income Fund
May 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.4%
		Alabama—2.0%
$1,145,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (United States Treasury PRF 10/1/2020@100)/(Original Issue Yield: 6.25%), 10/1/2040	$1,326,688
415,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	460,891
1,000,000		Selma, AL IDB, Revenue Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	1,117,040
		TOTAL	2,904,619
		Arizona—1.0%
1,000,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2034	1,075,810
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	349,350
		TOTAL	1,425,160
		California—9.5%
1,000,000		California Educational Facilities Authority, Revenue Bonds, 5.25% (Stanford University), 4/1/2040	1,359,890
300,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.00% (KIPP LA), 7/1/2034	322,164
250,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.125% (KIPP LA), 7/1/2044	267,190
400,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2035	432,260
1,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,149,350
375,000	[1,2]	California Statewide CDA, Revenue Refunding Bonds (Series 2014A), 5.25% (899 Charleston LLC), 11/1/2044	385,294
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	1,298,489
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.75% (Original Issue Yield: 6.05%), 1/15/2046	1,151,500
280,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	280,000
110,000		Irvine, CA, LO Improvement Bonds, 5.00% (Reassessment District No. 13-1), 9/2/2021	124,071
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	2,172,825
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	$2,170,700
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,104,230
1,500,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,729,695
		TOTAL	13,947,658
		Colorado—4.7%
820,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Completion Bonds (Series 2016), 5.50%, 12/1/2045	842,977
750,000		Centerra Metropolitan District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, 12/1/2029	808,950
500,000	[1,2]	Colorado Educational & Cultural Facilities Authority, Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00% (University Lab School), 12/15/2035	511,145
1,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2013A), 5.00% (Sisters of Charity of Leavenworth Health System), 1/1/2044	1,388,850
230,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	244,789
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,892,017
1,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2037	1,147,490
		TOTAL	6,836,218
		Delaware—0.5%
715,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	786,486
		District of Columbia—1.2%
1,290,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	1,460,796
225,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2048	260,242
		TOTAL	1,721,038
		Florida—6.4%
850,000		Florida State Municipal Power Agency, All-Requirements Power Supply Project Refunding Revenue Bonds (Series 2016A), 5.00%, 10/1/2024	1,025,678
965,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	966,177
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2030	$1,134,220
750,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	856,327
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	2,234,240
1,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	1,202,820
165,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds (Series 2014A), 7.25% (Sinai Residences of Boca Raton), 6/1/2034	195,094
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,077,510
185,000		Tolomato Community Development District, FL, Special Assessment Refunding Revenue Bonds (Series A-1), 6.65%, 5/1/2040	185,041
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.65%, 5/1/2040	10,061
285,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@ 6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	175,486
180,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024@ 6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	93,467
195,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
160,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.65%, 5/1/2040	2
55,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2018@ 6.61%)/(Original Issue Yield: 6.61%), 5/1/2039	54,998
130,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@ 6.61%), 5/1/2040	77,626
65,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@ 6.61%), 5/1/2040	28,710
		TOTAL	9,317,459
		Georgia—1.9%
1,000,000		Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,165,170
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 6.14%), 11/1/2024	1,680,015
		TOTAL	2,845,185
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Guam—0.4%
$500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	$556,800
	Hawaii—0.6%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	811,388
	Idaho—0.6%
875,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	924,726
	Illinois—7.5%
1,400,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	1,565,228
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	744,475
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,000,150
565,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	660,473
750,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	867,795
1,250,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,303,575
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	419,975
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,349,850
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.50% (Original Issue Yield: 5.65%), 7/1/2038	1,051,030
1,000,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,042,620
1,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,019,270
	TOTAL	11,024,441
	Indiana—2.9%
500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2038	567,470
655,000	Indiana State Finance Authority Midwestern Relief, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.), 6/1/2032	665,880
1,500,000	Indiana State Finance Authority Wastewater Utilities, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,720,335
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$1,200,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	$1,345,692
	TOTAL	4,299,377
	Iowa—0.5%
700,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co. LLC), 12/1/2022	715,281
	Kansas—1.5%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	2,253,240
	Kentucky—0.8%
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 5.75% (Original Issue Yield: 5.95%), 7/1/2049	1,115,480
	Louisiana—0.4%
500,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	531,945
	Maine—0.5%
600,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 6.75% (Maine General Medical Center)/(Original Issue Yield: 7.00%), 7/1/2041	658,014
	Maryland—0.8%
160,000	Baltimore, MD SO, SO Revenue Refunding Bonds (Series 2017A), 5.00% (East Baltimore Research Park), 9/1/2038	169,862
690,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	742,923
200,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.00% (Lutheran Village at Miller's Grant, Inc.), 7/1/2034	217,132
	TOTAL	1,129,917
	Massachusetts—0.4%
500,000	Massachusetts Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	570,885
	Michigan—5.5%
500,000	Michigan Finance Authority Local Government Loan Program, Revenue Refunding Second Lien Local Project Bonds (Series 2015C-1), 5.00% (Great Lakes, MI Sewage Disposal System), 7/1/2035	552,765
1,750,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2039	1,911,070
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$600,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Great Lakes, MI Water Authority)/(AGM INS), 7/1/2037	$676,458
300,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2016), 5.00% (Henry Ford Health System, MI), 11/15/2041	337,755
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.00%), 11/15/2039	1,114,740
1,705,000	Royal Oak, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2033	1,919,659
1,490,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	1,611,778
	TOTAL	8,124,225
	Minnesota—0.3%
400,000	Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	450,512
	Mississippi—1.2%
1,240,000	Lowndes County, MS Solid Waste Disposal, PCR Refunding Bonds (Project A), 6.80% (Weyerhaeuser Co.), 4/1/2022	1,448,642
315,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	348,551
	TOTAL	1,797,193
	Montana—0.2%
350,000	Kalispell, MT Housing and Healthcare Facilities, Revenue Bonds (Series 2017A), 5.25% (Immanuel Lutheran Corp.), 5/15/2047	362,341
	Nebraska—2.2%
2,000,000	Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group, Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,150,580
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2014A), 5.00%, 1/1/2039	1,116,330
	TOTAL	3,266,910
	New Jersey—4.4%
1,250,000	New Jersey EDA, School Facilities Construction Bonds (Series 2014UU), 5.00% (New Jersey State), 6/15/2034	1,280,500
750,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2014PP), 5.00% (New Jersey State), 6/15/2031	776,513
600,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	651,084
1,500,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2016A), 5.00%, 1/1/2034	1,734,105
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	$1,002,520
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	992,680
		TOTAL	6,437,402
		New Mexico—0.5%
650,000		New Mexico State Hospital Equipment Loan Council, Hospital System Revenue Bonds (Series 2017A), 5.00% (Presbyterian Healthcare Services), 8/1/2046	747,955
		New York—9.4%
1,000,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	1,137,850
200,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	225,018
1,000,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2020	1,113,370
1,000,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,139,360
1,000,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2008DD), 5.50% (United States Treasury PRF 6/15/2018@100)/(Original Issue Yield: 5.57%), 6/15/2026	1,048,640
900,000		New York City, NY TFA, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.00%, 8/1/2036	1,045,485
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,170,570
2,000,000		New York Liberty Development Corp., Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,297,000
1,000,000	[1,2]	New York Liberty Development Corp., Revenue Bonds (Series 2014 Class 1), 5.00% (3 World Trade Center), 11/15/2044	1,071,890
1,030,000		New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,153,404
1,000,000		New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Series 2015B), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 2/15/2028	1,207,080
750,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority - General Revenue), 1/1/2037	848,760
250,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	291,778
		TOTAL	13,750,205
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—2.9%
$2,385,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.00% (Carolinas HealthCare System), 1/15/2043	$2,652,502
375,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2015), 5.00% (Pennybyrn at Maryfield), 10/1/2035	387,761
1,000,000		North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.00%, 1/1/2031	1,181,020
		TOTAL	4,221,283
		Ohio—4.3%
500,000		American Municipal Power-Ohio, Inc., Refunding Revenue Bonds (Series 2015A), 5.00% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2042	557,420
1,500,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,503,825
945,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	1,098,345
745,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	805,107
800,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	948,880
450,000		Ohio State University, Revenue Bonds (Series 2008A), 5.00%, 12/1/2026	478,580
750,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	861,847
		TOTAL	6,254,004
		Oregon—0.5%
500,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	500,730
275,000		Yamhill County, OR Hospital Authority, Revenue Refunding Bonds (Series 2016A), 5.00% (Friendsview Retirement Community), 11/15/2036	291,797
		TOTAL	792,527
		Pennsylvania—6.0%
1,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	1,050,120
450,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015, 5.00% (Diakon Lutheran Social Ministries), 1/1/2038	481,603
1,000,000		Delaware County, PA Authority, Revenue Bonds (Series 2015), 5.00% (Villanova University), 8/1/2040	1,133,800
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,500,000	Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Luke's Hospital of Bethlehem)/(United States Treasury PRF 8/15/2018@100)/(Original Issue Yield: 5.60%), 8/15/2035	$1,582,065
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	1,121,960
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50% (United States Treasury PRF 12/1/2019@100), 12/1/2041	1,110,780
555,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012A), 5.625% (Temple University Health System Obligated Group)/(Original Issue Yield: 5.875%), 7/1/2042	597,308
1,630,000	Philadelphia, PA Water & Wastewater System, Water & Wastewater Revenue Bonds (Series 2009A), 5.00% (United States Treasury PRF 1/1/2019@100)/(Original Issue Yield: 5.13%), 1/1/2027	1,734,809
	TOTAL	8,812,445
	Rhode Island—0.7%
1,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	1,031,930
	Tennessee—5.1%
600,000	Blount County, TN Health and Educational Facilities Board, Revenue Refunding and Improvement Bonds (Series 2016A), 5.00% (Asbury, Inc.), 1/1/2047	613,272
1,750,000	Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.00% (Mountain States Health Alliance)/(Original Issue Yield: 6.07%), 7/1/2038	1,918,612
2,000,000	Rutherford County, TN Health and Educational Facilities Board, Revenue Bonds (Series 2012C), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2047	2,237,200
2,580,000	Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50% (United States Treasury PRF 5/1/2018@100), 5/1/2038	2,689,779
	TOTAL	7,458,863
	Texas—9.4%
1,140,000	Arlington, TX Higher Education Finance Corp., Revenue Bonds (Series 2016A), 5.00% (Uplift Education), 12/1/2036	1,245,382
200,000	Bexar County, HFDC., Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation)/(United States Treasury PRF 7/1/2017@100), 7/1/2033	200,696
800,000	Bexar County, HFDC., Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation), 7/1/2033	801,248
1,050,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.30%), 1/1/2046	1,236,637
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$500,000		Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	$531,710
750,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.25% (Wise Regional Health System)/(Original Issue Yield: 5.30%), 9/1/2044	794,648
835,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	972,959
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Refunding Bonds (Series 2009), 5.625% (St. Luke's Health System)/(United States Treasury PRF 2/15/2019@100), 2/15/2025	2,157,260
1,000,000		Harris County, TX Education Facilities Finance Corp., (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.00%, 1/1/2048	1,038,850
200,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.)/(United States Treasury PRF 5/15/2021@100), 5/15/2041	243,918
175,000		New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Series 2016), 5.00% (MRC Crestview), 11/15/2036	182,359
685,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2045	770,858
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	901,641
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2009), 6.375% (Air Force Village)/(United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 6.50%), 11/15/2044	1,126,990
750,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625% (Buckner Senior Living-Ventana Project), 11/15/2024	754,200
855,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30% (GNMA COL), 7/1/2034	879,410
		TOTAL	13,838,766
		Washington—1.2%
460,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	498,704
675,000	[1,2]	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds (Series 2015A), 6.00% (Heron's Key Senior Living), 7/1/2025	680,974
500,000	[1,2]	Washington State Housing Finance Commission, Revenue Bonds (Series 2016), 5.00% (Presbyterian Retirement Communities Northwest), 1/1/2031	528,445
		TOTAL	1,708,123
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wisconsin—1.5%
$2,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(United States Treasury PRF 5/1/2019@100)/(Original Issue Yield: 6.10%), 5/1/2036	$2,191,380
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $136,226,917)	145,621,381
	SHORT-TERM MUNICIPALS—0.6%[5]
	Alabama—0.2%
300,000	Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.82%, 6/1/2017	300,000
	New York—0.2%
300,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.83%, 6/1/2017	300,000
	Texas—0.2%
300,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.80%, 6/1/2017	300,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $900,000)	900,000
	TOTAL MUNICIPAL INVESTMENTS—100% (IDENTIFIED COST $137,126,917)[6]	146,521,381
	OTHER ASSETS AND LIABILITIES—NET[7]	701,189
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(35,525,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$93,547,570
At May 31, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $5,049,442, which represented 5.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $5,049,442, which represented 5.4% of total net assets.
3	Security in default.
4	Non-income-producing security.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $136,920,976.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
As of May 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–
Federated Premier Intermediate Municipal Income Fund
At May 31, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Investments
Dedicated Tax	13.6%
Education	9.9%
Hospital	9.6%
Toll Road	8.6%
Senior Care	6.5%
Water & Sewer	6.0%
Industrial Development Bond/Pollution Control Revenue	5.7%
Public Power	5.5%
Airport	4.6%
General Obligation—Local	4.4%
Other[2]	25.6%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 74.4% of the Fund's investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments–
Federated Premier Intermediate Municipal Income Fund
May 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.4%
		Alaska—0.7%
$1,000,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	$1,112,760
		Arizona—2.2%
335,000	[1,2]	Maricopa County, AZ, IDA, Revenue Refunding Bonds, 5.00% (Paradise Schools), 7/1/2036	344,343
1,000,000		Phoenix, AZ IDA, Education Facility Revenue Bonds (Series 2014A), 5.00% (Great Heart Academies), 7/1/2034	1,075,810
1,690,000		Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,813,505
320,000	[1,2]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	349,351
		TOTAL	3,583,009
		California—13.9%
1,000,000		Alameda Corridor Transportation Authority, CA, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00% (AGM INS), 10/1/2028	1,184,460
1,115,000		Bay Area Toll Authority, CA San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,257,698
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Dignity Health (Catholic Healthcare West)), 3/1/2027	1,694,205
1,250,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,422,238
300,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2014A), 5.00% (KIPP LA), 7/1/2034	322,164
600,000	[1,2]	California School Finance Authority, School Facility Revenue Bonds (Series 2015A), 5.00% (KIPP LA), 7/1/2035	648,390
1,360,000		California State, Prerefunded Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund)/(United States Treasury COL), 7/1/2018	1,422,084
345,000		California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund)/(United States Treasury COL), 7/1/2018	360,749
1,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2027	1,785,750
365,000	[1,2]	California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center)/(United States Treasury PRF 12/1/2017@100), 12/1/2017	372,603
1,000,000	[1,2]	California Statewide CDA, Revenue Refunding Bonds (Series 2014A), 5.00% (899 Charleston LLC), 11/1/2034	1,021,390
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,000,000	Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.50% TOBs, Mandatory Tender 1/15/2023	$1,158,320
190,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 4.50%, 6/1/2027	190,000
165,000	Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2028	185,782
1,500,000	Los Angeles, CA USDT, UT GO Refunding Bonds (Series 2014C), 5.00%, 7/1/2030	1,790,895
1,385,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,780,916
1,335,000	Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,551,777
575,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, 5/1/2021	640,539
425,000	San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00% (United States Treasury PRF 5/1/2020@100), 5/1/2021	474,049
1,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,104,230
1,680,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,937,258
	TOTAL	22,305,497
	Colorado—4.6%
750,000	Centerra Metropolitan District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, 12/1/2029	808,950
2,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,120,780
1,000,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2027	1,094,690
1,000,000	E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375% (Original Issue Yield: 5.40%), 9/1/2026	1,093,590
500,000	Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 4.00%, 12/1/2025	495,025
1,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,278,390
510,000	Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	531,583
	TOTAL	7,423,008
	District of Columbia—0.9%
500,000	District of Columbia Revenue, Revenue Bonds (Series 2016A), 5.00% (Friendship Public Charter School, Inc.), 6/1/2041	533,970
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$500,000		District of Columbia Water & Sewer Authority, Public Utility Senior Lien Revenue Bonds (Series 2017B), 5.00%, 10/1/2024	$614,745
250,000		District of Columbia, Revenue Bonds (Series 2013A), 6.00% (KIPP DC), 7/1/2033	293,083
		TOTAL	1,441,798
		Florida—5.5%
1,000,000		Atlantic Beach, FL Health Care Facilities, Revenue & Refunding Bonds (Series 2013A), 5.00% (Fleet Landing Project, FL), 11/15/2028	1,107,760
850,000		Florida State Municipal Power Agency, All-Requirements Power Supply Project Refunding Revenue Bonds (Series 2016A), 5.00%, 10/1/2024	1,025,678
2,300,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2027	2,634,811
1,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	1,202,820
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	532,380
1,000,000		Orange County, FL Tourist Development Tax, Revenue Refunding Bonds (Series 2015), 5.00%, 10/1/2023	1,201,480
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(AGM INS), 11/1/2020	508,420
380,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00% (Step Coupon 11/1/2021@ 6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	233,981
235,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00% (Step Coupon 11/1/2024@ 6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	122,026
255,000	[3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	3
210,000	[3,4,5]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00% (Step Coupon 5/1/2018@ 6.61%)/(Original Issue Yield: 6.61%), 5/1/2039	74,997
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00% (Step Coupon 5/1/2019@ 6.61%), 5/1/2040	104,496
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@ 6.61%), 5/1/2040	39,753
		TOTAL	8,788,607
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Georgia—3.2%
$1,000,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	$1,099,320
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,679,640
1,000,000	Fulton County, GA Residential Care Facilities, Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00% (Lenbrook Square Foundation, Inc.), 7/1/2031	1,095,940
1,000,000	Georgia State, GO Refunding Bonds (Series 2016E), 5.00%, 12/1/2023	1,222,280
	TOTAL	5,097,180
	Guam—0.3%
500,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	556,800
	Idaho—0.6%
875,000	Idaho Health Facilities Authority, Revenue Bonds (Series 2013A), 7.375% (Terraces of Boise)/(Original Issue Yield: 7.50%), 10/1/2029	924,726
	Illinois—7.3%
1,600,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	1,788,832
1,325,000	Chicago, IL Sales Tax, Revenue Refunding Bonds, 5.00% (AGM INS), 1/1/2019	1,352,361
500,000	Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	500,080
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	1,157,060
560,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	654,629
1,000,000	Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	996,790
500,000	Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	563,645
1,500,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,711,890
1,000,000	Illinois State, UT GO Refunding Bonds (Series 2016), 5.00%, 2/1/2020	1,050,230
635,000	Illinois State, UT GO Bonds (Series of May 2014), 5.00%, 5/1/2033	645,363
1,255,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,308,488
	TOTAL	11,729,368
	Indiana—3.0%
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,077,461
2,000,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00% (CWA Authority), 10/1/2032	2,325,780
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$1,300,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	$1,457,833
	TOTAL	4,861,074
	Iowa—1.1%
800,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50% (Iowa Fertilizer Co.), 12/1/2022	817,464
565,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2024	661,050
300,000	Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	337,137
	TOTAL	1,815,651
	Kentucky—0.6%
1,000,000	Kentucky EDFA , Revenue Bonds (Series 2016A), 5.00% (Miralea), 5/15/2031	1,012,940
	Louisiana—2.1%
1,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	1,186,020
1,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00% (United States Treasury PRF 6/1/2022@100), 6/1/2024	1,179,720
1,000,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	1,063,890
	TOTAL	3,429,630
	Maine—0.5%
665,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (Maine General Medical Center), 7/1/2032	759,929
	Maryland—0.8%
160,000	Baltimore, MD SO, SO Revenue Refunding Bonds (Series 2017A), 5.00% (East Baltimore Research Park), 9/1/2038	169,862
800,000	Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.25%), 6/1/2020	848,784
200,000	Westminster, MD, Revenue Bonds (Series 2014A), 6.00% (Lutheran Village at Miller's Grant, Inc.), 7/1/2034	217,132
	TOTAL	1,235,778
	Massachusetts—3.5%
1,355,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds (Series 2004C), 5.50%, 7/1/2024	1,708,073
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,193,800
1,030,000	Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,149,964
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Massachusetts—continued
$500,000	Massachusetts State Development Finance Agency, Revenue Bonds (Series 2012), 5.00% (Northeastern University), 10/1/2029	$570,885
	TOTAL	5,622,722
	Michigan—4.2%
850,000	Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.00%, 3/15/2027	1,061,429
1,500,000	Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2014B), 5.00% (Public Lighting Authority), 7/1/2029	1,687,080
750,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (Detroit, MI Sewage Disposal System)/(AGM INS), 7/1/2032	857,925
700,000	Michigan State University Board of Trustees, General Revenue Bonds (Series 2015A), 5.00% (Michigan State University), 8/15/2022	827,981
2,000,000	Royal Oak, MI Hospital Finance Authority, Revenue Refunding Bonds (Series 2014D), 5.00% (Beaumont Health Credit Group), 9/1/2033	2,251,800
	TOTAL	6,686,215
	Minnesota—0.4%
500,000	Minnesota State, UT GO Bonds (Series 2015D), 5.00%, 8/1/2022	592,975
	Mississippi—1.0%
1,400,000	Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	1,635,564
	New Jersey—5.2%
1,500,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	1,612,920
1,250,000	New Jersey EDA, School Facilities Construction Bonds (Series 2014UU), 5.00% (New Jersey State), 6/15/2034	1,280,500
750,000	New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2014PP), 5.00% (New Jersey State), 6/15/2031	776,513
1,500,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2032	1,700,940
1,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625% (Original Issue Yield: 4.85%), 6/1/2026	1,002,520
1,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00% (Original Issue Yield: 5.015%), 6/1/2041	992,680
920,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1A), 4.50%, 6/1/2023	925,584
	TOTAL	8,291,657
	New York—11.6%
495,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 5.75%, 7/15/2018	517,320
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$255,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 5.75% (United States Treasury COL), 7/15/2018	$268,880
1,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,150,080
1,000,000	Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2013A), 5.00% (MTA Transportation Revenue), 11/15/2031	1,146,460
1,160,000	New York City, NY TFA , Future Tax Secured Subordinate Revenue Bonds (Series 2017C), 5.00%, 11/1/2022	1,379,750
1,500,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,601,010
1,000,000	New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,170,570
10,000	New York City, NY, UT GO Bonds (Series 2002D), 5.00%, 6/1/2017	10,000
250,000	New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	293,150
1,000,000	New York Liberty Development Corp., Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,133,660
2,000,000	New York Liberty Development Corp., Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,318,240
1,000,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00% (New York State Thruway Authority - General Revenue), 5/1/2019	1,074,880
1,000,000	New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2013C), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2032	1,174,540
2,000,000	New York State Urban Development Corp., State Personal Income Tax Revenue Bonds (Series 2017A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2027	2,523,640
665,000	Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00% (Covanta Energy Corp.), 11/1/2024	666,769
1,800,000	Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00% (AGM INS), 5/1/2018	1,830,222
250,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	291,777
	TOTAL	18,550,948
	North Carolina—0.8%
1,020,000	North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2024	1,218,971
	Ohio—4.8%
1,500,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	1,699,095
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	$2,315,365
695,000		Muskingum County, OH, Hospital Facilities Revenue Bonds (Series 2013), 5.00% (Genesis Healthcare Corp.), 2/15/2027	751,072
1,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,777,710
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,164,120
		TOTAL	7,707,362
		Oregon—0.3%
500,000	[1,2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	500,730
		Pennsylvania—3.7%
2,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,192,420
1,255,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2015), 5.00% (Diakon Lutheran Social Ministries), 1/1/2023	1,439,372
1,265,000		Cumberland County, PA Municipal Authority, Revenue Refunding Bonds (Series 2012), 5.25% (Asbury Pennsylvania Obligated Group), 1/1/2032	1,299,370
1,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 5.00% (Temple University Health System Obligated Group), 7/1/2018	1,028,600
		TOTAL	5,959,762
		South Carolina—1.4%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,232,900
		South Dakota—1.0%
1,500,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,680,825
		Tennessee—1.1%
1,500,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,694,370
		Texas—10.6%
1,500,000		Arlington, TX Higher Education Finance Corp., Revenue Bonds (Series 2016A), 5.00% (Uplift Education), 12/1/2036	1,638,660
270,000		Clifton Higher Education Finance Corp., TX, 6.00% (Idea Public Schools), 8/15/2033	310,589
500,000		Clifton Higher Education Finance Corp., TX, Education Revenue Bonds (Series 2012), 5.00% (Idea Public Schools), 8/15/2032	531,710
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,717,725
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$1,000,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2014A), 5.00% (Wise Regional Health System)/(Original Issue Yield: 5.05%), 9/1/2034	$1,053,520
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,043,210
1,525,000	Houston, TX Higher Education Finance Corp., Education Revenue & Refunding Bonds (Series 2014A), 5.00% (Harmony Public Schools)/(PSFG GTD), 2/15/2033	1,742,785
500,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc.), 2/15/2032	532,255
1,995,000	North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	2,304,245
1,500,000	North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	1,730,235
415,000	Red River, TX HFDC, Retirement Facility Revenue Bonds (Series 2014A), 7.50% (MRC The Crossings)/(Original Issue Yield: 7.55%), 11/15/2034	470,917
750,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625% (Buckner Senior Living-Ventana Project), 11/15/2024	754,200
1,500,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25% (Bank of America Corp. GTD), 12/15/2026	1,845,750
1,270,000	University of Texas System (The Board of Regents of), Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,388,682
	TOTAL	17,064,483
	Washington—0.7%
1,000,000	Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,041,330
	Wisconsin—0.8%
1,050,000	Wisconsin Health & Educational Facilities Authority, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2029	1,222,788
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $149,947,761)	157,781,357
	SHORT-TERM MUNICIPALS—1.6%[6]
	Michigan—0.1%
100,000	Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.78%, 6/7/2017	100,000
	Missouri—0.1%
300,000	Missouri State HEFA, (Series B-1) Daily VRDNs (Saint Louis University)/(Barclays Bank PLC LOC), 0.82%, 6/1/2017	300,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	New York—0.9%
$200,000	New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.82%, 6/1/2017	$200,000
1,000,000	New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs, (Bank of America N.A. LIQ), 0.79%, 6/1/2017	1,000,000
300,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.83%, 6/1/2017	300,000
	TOTAL	1,500,000
	North Carolina—0.1%
100,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.78%, 6/1/2017	100,000
	Ohio—0.1%
100,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.82%, 6/1/2017	100,000
	Pennsylvania—0.2%
300,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.78%, 6/1/2017	300,000
	Texas—0.1%
200,000	Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.80%, 6/1/2017	200,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,600,000)	2,600,000
	TOTAL MUNICIPAL INVESTMENTS—100% (IDENTIFIED COST $152,547,761)[7]	160,381,357
	OTHER ASSETS AND LIABILITIES—NET[8]	788,310
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(46,175,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$100,094,667
At May 31, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $3,558,971, which represented 3.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $3,558,971, which represented 3.6% of total net assets.
Semi-Annual Shareholder Report

3	Security in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $152,379,700.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
As of May 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Health and Education Facilities Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Premier Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.55	$15.26	$15.37	$13.95	$16.08	$13.86
Income From Investment Operations:
Net investment income[1]	0.39	0.81	0.87	0.89	0.91	0.94
Net realized and unrealized gain (loss) on investments and futures contracts	0.54	(0.66)	(0.10)	1.43	(2.13)	2.16
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.93	0.15	0.77	2.32	(1.22)	3.10
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.37)	(0.86)	(0.88)	(0.90)	(0.91)	(1.00)
Increase From Auction Market Preferred Share Tender and Repurchase	—	—	—	—	—	0.12
Net Asset Value, End of Period	$15.11	$14.55	$15.26	$15.37	$13.95	$16.08
Market Price, End of Period	$14.28	$14.07	$14.85	$14.47	$12.47	$16.95
Total Return at Net Asset Value[4]	6.44%	0.73%	5.17%	17.09%	(7.76)%	23.90%
Total Return at Market Price[5]	4.14%	0.17%	8.98%	23.38%	(21.58)%	21.37%
Ratios to Average Net Assets:
Net expenses	1.68%[6]	1.59%	1.44%	1.43%	1.44%	1.44%
Net expenses excluding all interest and trust expenses[7]	0.99%[6]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income[8]	5.16%[6]	5.45%	5.71%	6.02%	6.07%	6.19%
Expense waiver/reimbursement[9]	0.30%[6]	0.29%	0.31%	0.36%	0.28%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$93,548	$90,046	$94,408	$95,072	$86,237	$99,397
Portfolio turnover	7%	11%	15%	19%	19%	22%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[10]
5/31/2017	$53,675,000	$68,571	$50,054	$25,027	$25,000
11/30/2016	$53,675,000	$66,940	$50,043	$25,022	$25,000
11/30/2015	$53,675,000	$68,972	$50,028	$25,014	$25,000
11/30/2014	$53,675,000	$69,281	$50,029	$25,014	$25,000
11/30/2013	$36,575,000	$83,945	$50,026	$25,013	$25,000
11/30/2012	$36,575,000	$92,940	$50,029	$25,014	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
8	Ratios reflect reductions for dividend payments to preferred shareholders.
9	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
10	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Federated Premier Intermediate Municipal Income Fund
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.73	$14.43	$14.50	$13.64	$15.27	$13.94
Income From Investment Operations:
Net investment income[1]	0.28	0.62	0.72	0.67	0.71	0.74
Net realized and unrealized gain (loss) on investments and futures contracts	0.60	(0.66)	(0.12)	0.90	(1.61)	1.22
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.88	(0.04)	0.60	1.57	(0.90)	1.96
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.27)	(0.66)	(0.67)	(0.71)	(0.73)	(0.78)
Increase From Auction Market Preferred Share Tender and Repurchase	—	—	—	—	—	0.15
Net Asset Value, End of Period	$14.34	$13.73	$14.43	$14.50	$13.64	$15.27
Market Price, End of Period	$13.55	$12.73	$13.29	$12.59	$12.14	$16.09
Total Return at Net Asset Value[4]	6.48%	(0.52)%	4.22%	11.76%	(6.00)%	15.51%
Total Return at Market Price[5]	8.65%	0.41%	11.08%	9.59%	(20.33)%	22.29%
Ratios to Average Net Assets:
Net expenses	1.82%[6]	1.68%	1.51%	1.51%	1.52%	1.52%
Net expenses excluding all interest and trust expenses[7]	0.99%[6]	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income[8]	3.95%[6]	4.57%	4.99%	4.74%	4.92%	5.04%
Expense waiver/reimbursement[9]	0.31%[6]	0.30%	0.32%	0.34%	0.27%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,095	$95,893	$100,725	$101,243	$95,263	$106,595
Portfolio turnover	11%	17%	13%	19%	21%	23%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[10]
5/31/2017	$61,075,000	$65,972	$50,058	$25,029	$25,000
11/30/2016	$61,075,000	$64,252	$50,050	$25,025	$25,000
11/30/2015	$61,075,000	$66,230	$50,032	$25,016	$25,000
11/30/2014	$61,075,000	$66,442	$50,033	$25,016	$25,000
11/30/2013	$41,900,000	$81,840	$50,034	$25,017	$25,000
11/30/2012	$41,900,000	$88,601	$50,037	$25,019	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
8	Ratios reflect reductions for dividend payments to preferred shareholders.
9	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
10	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Assets and Liabilities
May 31, 2017 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Total investment in securities, at value	$146,521,381	$160,381,357
Cash	14,917	12,751
Income receivable	2,076,908	2,119,641
TOTAL ASSETS	148,613,206	162,513,749
Liabilities:
Payable for investments purchased	915,429	915,429
Income distribution payable - Common Shares	377,583	314,205
Interest payable - VMTP Shares	54,601	70,970
Income distribution payable - AMPS	3,155	427
Payable for investment adviser fee (Note 5)	1,471	1,611
Payable for administrative fee (Note 5)	201	215
Accrued expenses (Note 5)	38,196	41,225
TOTAL ACCRUED LIABILITIES	1,390,636	1,344,082
Other Liabilities:
Variable Rate Municipal Term Preferred Shares (VMTP) (1,421 and 1,847 shares, respectively, authorized and issued at $25,000 per share)	35,525,000	46,175,000
TOTAL LIABILITIES	36,915,636	47,519,082
Auction Market Preferred Shares (AMPS) (726 and 596 shares, respectively, authorized and issued at $25,000 per share)	18,150,000	14,900,000
Net assets applicable to Common Shares	$93,547,570	$100,094,667
Net Assets Applicable to Common Shares Consists of:
Paid-in capital	$87,590,040	$98,161,755
Net unrealized appreciation of investments	9,394,464	7,833,596
Accumulated net realized loss on investments and futures contracts	(3,541,624)	(6,050,368)
Undistributed net investment income	104,690	149,684
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$93,547,570	$100,094,667
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Common Shares outstanding, ($0.01 par value, unlimited shares authorized)	6,189,879	6,982,324
Net asset value per share	$15.11	$14.34
Investments, at identified cost	$137,126,917	$152,547,761
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Operations
Six Months Ended May 31, 2017 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,199,432	$2,869,071
Expenses:
Investment adviser fee (Note 5)	398,382	434,932
Administrative fee (Note 5)	35,852	38,172
Custodian fees	2,400	3,026
Transfer agent fees	25,109	25,118
Directors'/Trustees' fees (Note 5)	4,613	4,660
Auditing fees	19,400	19,646
Legal fees	3,802	3,638
Portfolio accounting fees	49,152	53,130
Printing and postage	8,987	8,714
Auction agent fees	4,737	4,737
Trailer commission fees (Note 6)	4,588	3,766
Interest expense - VMTP Shares (Note 6)	306,177	397,965
Miscellaneous (Note 5)	40,146	39,859
TOTAL EXPENSES	903,345	1,037,363
Waiver of investment adviser fee (Note 5)	(138,224)	(151,868)
Net expenses	765,121	885,495
Net investment income	2,434,311	1,983,576
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(381,361)	(688,112)
Net realized gain on futures contracts	—	30,150
Net change in unrealized appreciation of investments	3,792,193	4,845,532
Net change in unrealized depreciation of futures contracts	—	(20,638)
Net realized and unrealized gain on investments and futures contracts	3,410,832	4,166,932
Income distributions declared to AMPS	(78,049)	(63,413)
Change in net assets resulting from operations applicable to Common Shares	$5,767,094	$6,087,095
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Changes in Net Assets
	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,434,311	$5,071,785	$1,983,576	$4,376,114
Net realized gain (loss) on investments and futures contracts	(381,361)	445,028	(657,962)	236,615
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,792,193	(4,533,118)	4,824,894	(4,791,387)
Distributions from net investment income – AMPS	(78,049)	(81,888)	(63,413)	(66,640)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,767,094	901,807	6,087,095	(245,298)
Distribution to Common Shareholders:
Distributions from net investment income-Common Shares	(2,265,496)	(5,327,255)	(1,885,227)	(4,587,387)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	—	63,766	—	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	—	63,766	—	—
Change in net assets	3,501,598	(4,361,682)	4,201,868	(4,823,685)
Net Assets:
Beginning of period	$90,045,972	$94,407,654	$95,892,799	$100,725,484
End of period	$93,547,570	$90,045,972	$100,094,667	$95,892,799
Undistributed net investment income at end of period	$104,690	$13,924	$149,684	$114,748
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statements of Cash Flows
May 31, 2017 (unaudited)
	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Operating Activities:
Change in net assets resulting from operations	$5,767,094	$6,087,095
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(11,610,092)	(18,548,253)
Proceeds from sale of investment securities	10,460,838	17,347,148
Net (purchases) sales of short-term investment securities	1,000,000	(1,100,000)
(Increase) decrease in income receivable	(25,484)	24,902
Decrease in receivable for investments sold	15,331	602,448
Decrease in restricted cash	—	79,250
Increase (decrease) in payable for investments purchased	(172,621)	915,429
Decrease in receivable for variation margin on futures contracts	—	30,781
Increase in interest payable - VMTP Shares	9,119	11,853
Increase in payable for investment adviser fees	188	211
Decrease in accrued expenses	(54,298)	(56,766)
Net amortization of premium	294,260	678,677
Net derivative activity on futures contracts	—	9,512
Net realized loss on investments and futures contracts	381,361	657,962
Net change in unrealized appreciation of investments and futures contracts	(3,792,193)	(4,824,894)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,273,503	1,915,355
Financing Activities:
Income distributions to participants	(2,319,662)	(1,947,861)
NET CASH USED IN FINANCING ACTIVITIES	(2,319,662)	(1,947,861)
Net decrease in cash	(46,159)	(32,506)
Cash:
Beginning of period	61,076	45,257
End of period	$14,917	$12,751
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the “Fund” or collectively as the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, closed-end management investment companies. Each Fund's investment objective is to provide current income exempt from federal income tax, including the federal alternative minimum tax (AMT).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), each Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of each Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to common shareholders, if any, are recorded on the ex-dividend date and are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of total fund expense waivers of $138,224 for Federated Premier Municipal Income Fund and $151,868 for Federated Premier Intermediate Municipal Income Fund is disclosed in Note 5.
Federal Taxes
It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six-months ended May 31, 2017, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Delaware.
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When-Issued and Delayed-Delivery Transactions
The Funds may engage in when-issued or delayed-delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Funds purchase and sell financial futures contracts to seek to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Funds are required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Funds since futures contracts are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end, if any, are listed after the Funds' Portfolio of Investments.
The average notional value of short futures contracts held by the Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund throughout the period was $0 and $4,910,949, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Funds may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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The Effect of Derivative Instruments on the Statements of Operations for the Six Months Ended May 31, 2017
Federated Premier Intermediate Municipal Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$30,150

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(20,638)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Funds apply investment company accounting and reporting guidance.
3. common SHARES
The following table summarizes share activity:
Federated Premier Municipal Income Fund
	Six Months Ended 5/31/2017	Year Ended 11/30/2016
Shares issued to shareholders in payment of distributions declared	—	3,997
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	—	3,997
4. FEDERAL TAX INFORMATION
At May 31, 2017, the following amounts apply for federal income tax purposes:
	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$136,920,976	$9,858,212	$(257,807)	$9,600,405
Federated Premier Intermediate Municipal Income Fund	$152,379,700	$8,306,893	$(305,236)	$8,001,657
At November 30, 2016, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $3,308,236 and $5,486,130, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and
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may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Funds' capital loss carryforwards and expiration years:
Federated Premier Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2017	$ 2,786,088	NA	$ 2,786,088
2019	$ 522,148	NA	$ 522,148
Federated Premier Intermediate Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
No expiration	$—	$1,298,440	$1,298,440
2017	$ 3,761,178	NA	$ 3,761,178
2018	$ 79,207	NA	$ 79,207
2019	$ 347,305	NA	$ 347,305
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The investment management agreement between each Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.
Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For six months ended May 31, 2017, the Adviser voluntarily waived $138,224 and $151,868 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For each Fund for the six months ended May 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on variable rate municipal term preferred shares (VMTP shares) and commission costs on preferred shareholder dividend payments) paid by each Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the six months ended May 31, 2017, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$5,500,000	$8,100,000
Federated Premier Intermediate Municipal Income Fund	$12,500,000	$10,600,000
General
Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Funds. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statements of Assets and Liabilities and Statements of Operations, respectively.
6. PREFERRED SHARES
Auction Market Preferred Shares
As of May 31, 2017, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 726 and 596 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.
Distributions to AMPS are recorded daily and paid weekly at a rate set through auction procedures or under each Fund's Statement of Preferences. Consistent with the patterns in the broader auction-rate securities market, the Funds' AMPS auctions continue to be unsuccessful in clearing due to an imbalance of sell orders over bids to buy the AMPS. As a result, the dividend rates of the AMPS remain at the maximum applicable rates. The dividend rate to AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2017, was 1.057% and 1.046%, respectively.
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While repeated unsuccessful auctions have affected the liquidity for the AMPS, they do not constitute a default or alter the credit quality. The auction agent, currently Deutsche Bank Trust Company Americas, will pay each Broker-Dealer trailer commissions after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2017 were $4,588 and $3,766, respectively.
Variable Rate Municipal Term Preferred Shares
As of May 31, 2017, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 1,421 and 1,847 Variable Rate Municipal Term Preferred (VMTP) shares, respectively.
The Funds' VMTP shares are a floating-rate form of preferred shares with a mandatory term redemption date of June 19, 2017, unless extended, and dividends (which are treated as interest payments for financial reporting purposes) that reset weekly to a fixed spread of 1.00% against the Securities Industry and Financial Markets Association Municipal Swap Index. On December 19, 2016, each Fund announced that it has extended the term of its existing VMTP shares for two and a half years, from June 19, 2017 to December 19, 2019. No other terms of the VMTP shares have changed.
In the Funds' Statements of Assets and Liabilities, the aggregate liquidation value of the VMTP shares is shown as a liability since the shares have a stated mandatory redemption date. VMTP shares represent preferred shares and rank on parity with the AMPS. VMTP shares are senior in priority to each Fund's outstanding common shares as to payment of dividends. The average liquidation value outstanding and average annualized dividend rate of VMTP shares for the Funds during the six months ended May 31, 2017, were $35,525,000 and 1.73%, respectively, for Federated Premier Municipal Income Fund, and $46,175,000 and 1.73%, respectively, for Federated Premier Intermediate Municipal Income Fund. Dividends paid to VMTP shares are treated as interest expense and recorded as incurred. For the six months ended May 31, 2017, interest expense on VMTP shares amounted to $306,177 and $397,965 for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.
Whenever preferred shares (including AMPS and VMTP shares) are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on the preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations (NRSROs) rating the preferred shares have been met. At May 31, 2017, there were no such restrictions on the Funds.
7. OFFERING COSTS
Costs incurred in connection with each Fund's original offering of VMTP shares in the amount of $277,700 per Fund were recorded as a deferred charge and amortized over the life of the shares.
Additional costs were incurred in connection with the private offering of VMTP shares on June 19, 2014 in the amount of $65,730 for the Federated Premier Municipal Income Fund and $66,547 for the Federated Premier Intermediate Municipal Income Fund. The amounts were recorded as a deferred charge which are being amortized over the initial life of the shares.
Each Fund's amortized deferred charges are recognized as a component of the applicable expense on the Statements of Operations.
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8. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
	Purchases	Sales
Federated Premier Municipal Income Fund	$11,610,092	$10,460,838
Federated Premier Intermediate Municipal Income Fund	$18,548,253	$17,347,148
9. regulatory updates
On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. SUBSEQUENT EVENTS
On June 20, 2017, the Adviser announced that the Trustees had approved the reorganization of Federated Premier Intermediate Municipal Income Fund into Federated Premier Municipal Income Fund, with Federated Premier Municipal Income Fund being the surviving fund (the “Reorganization”). The Reorganization will require shareholder approval and, if approved by shareholders, is expected to be a tax-free transaction completed during the fourth quarter of 2017.
Additionally, the Trustees approved Federated Premier Intermediate Municipal Income Fund conducting a tender offer for up to 20 percent of its outstanding common shares at a price equal to 98 percent of net asset value per share at the close of trading on the date the tender offer expires. The tender offer commenced on July 14, 2017 and is currently expected to expire on August 11, 2017, unless the Fund in its sole discretion decides to extend it. Therefore, the tender offer will be completed prior to the consummation of the Reorganization.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
federated premier municipal income fund (“FMN” or the “Fund”)
Federated premier intermediate municipal income fund (“fpt” or the “fund”) (collectively, “funds”)
Following a review and recommendation of approval by the Funds' independent trustees, the Funds' Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of each Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's Board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of each Fund's
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investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Federated Investment Management Company (“Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of each Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing each Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Funds and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; each Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; each Fund's investment objectives; each Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading each Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to each Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring each Fund; the continuing state of competition in the fund industry and market practices; the range of comparable fees for similar funds in the fund industry; each Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment
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objectives, policies and strategies; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Funds' fees and expenses to other closed-end funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of each Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Funds, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Funds' investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Funds compete.
The Board reviewed the contractual advisory fee rate, net advisory fee where partially waived and other expenses of FMN and noted the position of FMN's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of FMN remained competitive.
The Board reviewed the contractual advisory fee rate, net advisory fee where partially waived and other expenses of FPT and noted the position of FPT's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of FPT remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
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managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the each Fund are reasonable and supported renewal of each Fund's investment advisory contracts.
The Board considered the nature, extent and quality of the services provided to each Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to each Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Funds. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Funds by the Adviser. The Funds' ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing each Fund's investment program. The Adviser's ability to execute this plan was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contracts.
In evaluating each Fund's investment performance, the Board considered performance results in light of each Fund's investment objective, strategies and risks, as disclosed in each Fund's prospectus. The Board particularly considered detailed investment reports on each Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group. The Board received and considered information regarding each Fund's discount to net asset value per share (“NAV”), including comparative data for appropriate peer fund groups. In addition, the Board considered a recent proposal submitted by an FPT shareholder to address the Fund's discount to NAV as well as various alternative options for FPT to consider to address the Fund's discount and provide shareholder value, including a potential reorganization of FPT into FMN.
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For the one-year, three-year and five-year periods covered by the Senior Officer‘s Evaluation, FMN's performance was above the median of the relevant peer group.
FPT's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed FPT's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of each Fund supported renewal of each Fund's investment advisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
Semi-Annual Shareholder Report

The Board also considered whether the Funds might benefit from “economies of scale”. The Board noted that, as “closed-end funds,” each fund has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Funds' initial public offerings) have not made and do not expect to make additional offerings to raise more assets. As a result, the Funds are unlikely to grow materially in size. The Board noted that as a consequence, there does not appear to be any meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a particularly relevant consideration in its overall evaluation.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that, his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fees for each of the Funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Funds' investment advisory contracts.
In its decision to continue the existing investment advisory contracts, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the investment advisory contracts. In particular, the Board recognized that many shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board's approval of the investment advisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Funds by the Adviser and its affiliates, continuation of the investment advisory contracts was appropriate.
The Board based its decision to approve the investment advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Funds, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that each Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Source of Distributions–Notice
Under the federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P207
CUSIP 31423P405
CUSIP 31423M105
CUSIP 31423M204
CUSIP 31423M402
28583 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable

(b) The following is the revised biographical information for Portfolio Manager R. J. Gallo:

R. J. Gallo

R.J. Gallo has been the Fund’s Portfolio Manager since the Fund’s inception in December 2002. He is a Senior Portfolio Manager, Head of the Municipal Bond Investment Group, and is responsible for overseeing the macro risk elements in the portfolio. Mr. Gallo joined Federated in 2000 as an Investment Analyst and became a portfolio manager in 2002. He was appointed Senior Vice President of the Fund’s Adviser in 2011. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo has received the Chartered Financial Analyst designation and a Master’s in Public Affairs with a concentration in Economics and Public Policy from Princeton University.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 25, 2017